FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Assets:
Equity securities		$ 3,291	$ 4,428
Government and corporate debentures		7,721	45,104
Foreign currency derivative contracts		0	87
Total financial assets		11,012	49,619
Liabilities:
Contingent consideration	[1]	3,598	2,607
Total financial liabilities		3,598	2,607
Fair Value, Inputs, Level 1 [Member]
Assets:
Equity securities		3,291	4,428
Government and corporate debentures		7,721	12,006
Foreign currency derivative contracts		0	0
Total financial assets		11,012	16,434
Liabilities:
Contingent consideration	[1]	0	0
Total financial liabilities		0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Equity securities		0	0
Government and corporate debentures		0	33,098
Foreign currency derivative contracts		0	87
Total financial assets		0	33,185
Liabilities:
Contingent consideration	[1]	0	0
Total financial liabilities		0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Equity securities		0	0
Government and corporate debentures		0	0
Foreign currency derivative contracts		0	0
Total financial assets		0	0
Liabilities:
Contingent consideration	[1]	3,598	2,607
Total financial liabilities		$ 3,598	$ 2,607

[1]	The fair value of contingent consideration was determined based on the present value of the future expected cash flow.